CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Revenue from affiliates
Revenue from affiliates	$ 34,868	$ 10,168	$ 67,713	$ 12,350
Costs and expenses:
Operating and maintenance expenses	4,768	4,817	13,202	9,665
General and administrative expenses	3,729	1,609	6,791	2,406
Depreciation and amortization	1,637	868	3,270	1,729
Total costs and expenses	10,134	7,294	23,263	13,800
Income (loss) from operations	24,734	2,874	44,450	(1,450)
Other expense:
Interest expense, net and other financing costs	(4,624)	(285)	(6,418)	(283)
Amortization of loan fees	(306)	(73)	(467)	(73)
Net Income (loss)	19,804	2,516	37,565	(1,806)
Less: Net income (loss) attributable to Predecessor	221	(2,901)	1,274	(7,223)
Limited partners' interest in net income attributable to the Partnership	$ 19,583	5,417	$ 36,291	5,417
Net Income (Loss), Per Outstanding Limited Partnership Unit, Basic And Diluted, Other Disclosures [Abstract]
Cash distributions paid per unit (in dollars per share)	$ 0.37		$ 0.72
Predecessor [Member]
Revenue from affiliates
Revenue from affiliates		10,168		12,350
Costs and expenses:
Operating and maintenance expenses		4,817		9,665
General and administrative expenses		1,609		2,406
Depreciation and amortization		868		1,729
Total costs and expenses		7,294		13,800
Income (loss) from operations		2,874		(1,450)
Other expense:
Interest expense, net and other financing costs		(285)		(283)
Amortization of loan fees		(73)		(73)
Net Income (loss)		2,516	$ 0	(1,806)
Less: Net income (loss) attributable to Predecessor		(2,901)	$ 1,274	(7,223)
Limited partners' interest in net income attributable to the Partnership		$ 5,417		$ 5,417
Net Income (Loss), Per Outstanding Limited Partnership Unit, Basic And Diluted, Other Disclosures [Abstract]
Cash distributions paid per unit (in dollars per share)		$ 0.16		$ 0.16
Common Units [Member]
Net income per limited partner unit:
Common - basic (in dollars per share)	0.58		$ 1.09
Common - diluted (in dollars per share)	$ 0.58		$ 1.09
Net Income (Loss), Per Outstanding Limited Partnership Unit, Basic And Diluted, Other Disclosures [Abstract]
Common - basic (in shares)	17,776,831		17,442,561
Common - diluted (in shares)	17,801,429		17,455,155
Common Units [Member] | Predecessor [Member]
Net income per limited partner unit:
Common - basic (in dollars per share)		0.17		0.17
Common - diluted (in dollars per share)		$ 0.17		$ 0.17
Net Income (Loss), Per Outstanding Limited Partnership Unit, Basic And Diluted, Other Disclosures [Abstract]
Common - basic (in shares)		15,886,553		15,886,553
Common - diluted (in shares)		15,887,957		15,887,957
Subordinated Units [Member]
Net income per limited partner unit:
Subordinated - basic and diluted (In dollars per share)	$ 0.58		$ 1.09
Net Income (Loss), Per Outstanding Limited Partnership Unit, Basic And Diluted, Other Disclosures [Abstract]
Subordinated - basic and diluted (in shares)	15,886,553		15,886,553
Subordinated Units [Member] | Predecessor [Member]
Net income per limited partner unit:
Subordinated - basic and diluted (In dollars per share)		$ 0.17		$ 0.17
Net Income (Loss), Per Outstanding Limited Partnership Unit, Basic And Diluted, Other Disclosures [Abstract]
Subordinated - basic and diluted (in shares)		15,886,553		15,886,553